Document and Entity Information	Apr. 20, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	CANADIAN PACIFIC RAILWAY LTD/CN
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-01342
Entity Tax Identification Number	98-0355078
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	403
Local Phone Number	319-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 23, 2021, Canadian Pacific Railway Limited (the “Company”) filed a current report on Form 8-K (the “Original Filing”), reporting the results of the matters submitted to a vote of the Company’s shareholders at its annual and special meeting of shareholders. This current report is being filed to present updated voting results that correct an immaterial error in the Original Filing.
Entity Central Index Key	0000016875
Amendment Flag	true
Common Shares, without par value, of Canadian Pacific Railway Limited
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Railway Limited
Trading Symbol	CP
Security Exchange Name	NYSE
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Entity Information [Line Items]
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Trading Symbol	CP40
Security Exchange Name	NYSE